Leases (Capital Leases Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Capital Lease Obligations Incurred	$ 4.3	$ 5.0	$ 3.0
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	147.3	129.1
Land and Land Improvements [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	27.9	27.9
Building and Building Improvements [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	200.1	200.1
Equipment and Fixture [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	$ 64.5	$ 65.1